Fees Summary	Sep. 03, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,998,897,000.00
Previously Paid Amount	0.00
Total Fee Amount	306,031.13
Total Offset Amount	0.00
Net Fee	306,031.13
Narrative - Max Aggregate Offering Price	$ 1,998,897,000.00
Final Prospectus	true